ACQUISITIONS AND DISPOSITIONS - Assets Held for Sale (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Jun. 30, 2019 CAD ($)	Oct. 01, 2018 CAD ($)	Jul. 04, 2018 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill (Note 16)			$ 34,459	$ 34,457
Goodwill impairment			1,019	$ 102	$ 0
Disposal group, held-for-sale, not discontinued operations | Enbridge Gas New Brunswick
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration			331
Goodwill (Note 16)			133
Disposal group, held-for-sale, not discontinued operations | Canadian Natural Gas Gathering and Processing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration								$ 4,300
Goodwill (Note 16)			55
Goodwill impairment			1,019
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Canadian Natural Gas Gathering and Processing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration							$ 2,500
Gas Distribution | Disposal group, held-for-sale, not discontinued operations | St. Lawrence Gas
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale	$ 96	$ 70
Scenario, Forecast | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Canadian Natural Gas Gathering and Processing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration						$ 1,800
Asset Impairment | Disposal group, held-for-sale, not discontinued operations | Line 10 Crude Oil
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, provision for loss (gain) on disposal, before income tax			154
Discontinued operation, provision for loss (gain) on disposal, net of tax			$ 95